Leases - Schedule of Lease Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Lease Cost:
Amortization of right-of-use assets	$ 37,335	$ 73,422	$ 10,744
Interest on lease liabilities	539	10,036	28,549
Total finance lease cost	$ 37,874	$ 83,458	$ 39,293